Contingencies	9 Months Ended	12 Months Ended
	Feb. 28, 2013	May 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Contingencies
Contingencies.
The Company is involved in various proceedings, legal actions and claims arising in the normal course of business, including proceedings related to product liability, governmental investigations, intellectual property, commercial litigation and other matters. The outcomes of these matters will generally not be known for an extended period of time. In certain of the legal proceedings, the claimants seek damages, as well as other compensatory relief, which could result in the payment of significant claims and settlements. For legal matters for which management has sufficient information to reasonably estimate the Company’s future obligations, a liability representing management’s best estimate of the probable cost, or the minimum of the range of probable losses when a best estimate within the range is not known, for the resolution of these legal matters is recorded. The estimates are based on consultation with legal counsel, previous settlement experience and settlement strategies. The Company’s accrual for contingencies at February 28, 2013 and May 31, 2012 of $49.1 million and $25.5 million, respectively, primarily relate to certain product liability claims and the Massachusetts U.S. Department of Justice EBI products investigation described below.
Other than the Massachusetts U.S. Department of Justice EBI products investigation and certain product liability claims, for which the estimated loss is included in the accrual referenced above, given the relatively early stages of the other governmental investigations and other product liability claims described below, and the complexities involved in these matters, the Company is unable to estimate a possible loss or range of possible loss for such matters until the Company knows, among other factors, (i) what claims, if any will survive dispositive motion practice, (ii) the extent of the claims, including the size of any potential class, particularly when damages are not specified or are indeterminate, (iii) how the discovery process will affect the litigation, (iv) the settlement posture of the other parties to the litigation and (v) any other factors that may have a material effect on the litigation.
U.S. Department of Justice Consulting Agreement Investigation
On September 27, 2007, Biomet entered into a Deferred Prosecution Agreement with the U.S. Attorney’s Office for the District of New Jersey. The agreement concluded the government’s investigation into whether consulting agreements between the largest orthopedic manufacturers and orthopedic surgeons who use joint reconstruction and replacement products may have violated the federal Anti-Kickback Statute.
Through the agreement, the U.S. Attorney’s Office agreed not to prosecute Biomet in connection with this matter, provided that Biomet satisfied its obligations under the agreement over the 18 months following the date of the Deferred Prosecution Agreement. The agreement called for the appointment of an independent monitor to review Biomet’s compliance with the agreement, particularly in relation to its consulting agreements. On March 27, 2009, the Deferred Prosecution Agreement expired and the complaint was dismissed with prejudice.
As part of the resolution of this matter, Biomet also entered into a Corporate Integrity Agreement with the Office of the Inspector General of the U.S. Department of Health and Human Services. The agreement requires the Company for five years subsequent to September 27, 2007 to continue to adhere to its Code of Business Conduct and Ethics and certain other provisions, including reporting requirements. Biomet submitted its final report under the Corporate Integrity Agreement with the Office of the Inspector General ("OIG-HHS") and received confirmation in January 2013 from OIG-HHS that its obligations under the agreement have terminated.
U.S. Department of Justice EBI Products Investigations and Other Matters
In February 2010, Biomet received a subpoena from the Office of the Inspector General of the U.S. Department of Health and Human Services requesting various documents relating to agreements or arrangements between physicians and the Company’s Interpore Cross subsidiary for the period from 1999 through the present and the marketing and sales activities associated with Interpore Cross’ spinal products. Biomet is cooperating with the request of the Office of the Inspector General. The Company can make no assurances as to the time or resources that will be needed to devote to this inquiry or its final outcome.
In April 2009, Biomet received an administrative subpoena from the U.S. Attorney’s Office for the District of Massachusetts requesting various documents relating primarily to the Medicare reimbursement of and certain business practices related to the Company’s EBI subsidiary’s non-invasive bone growth stimulators. It is the Company’s understanding that competitors in the non-invasive bone growth stimulation market received similar subpoenas. The Company received subsequent subpoenas in connection with the investigation in September 2009, June 2010, February 2011 and March 2012 along with several informal requests for information. Biomet has produced responsive documents and is fully cooperating in the investigation.

In April 2009, the Company became aware of a qui tam complaint alleging violations of the federal and various state False Claims Acts filed in the United States District Court for the District of Massachusetts, where it is currently pending. Biomet, Parent, and several of the Company’s competitors in the non-invasive bone growth stimulation market were named as defendants in this action. The allegations in the complaint are similar in nature to certain categories of requested documents in the above-referenced administrative subpoenas. The U.S. government has not intervened in the action. The Company is vigorously defending this matter and intends to continue to do so.
U.S. Department of Justice Civil Division Investigation
In September 2010, Biomet received a Civil Investigative Demand (“CID”) issued by the U.S. Department of Justice—Civil Division pursuant to the False Claims Act. The CID requests that the Company provide documents and testimony related to allegations that Biomet, OtisMed Corp. and Stryker Corp. have violated the False Claims Act relating to the marketing of, and payment submissions for, OtisMed’s OtisKnee™ (a registered trademark of OtisMed) knee replacement system. The Company has produced responsive documents and is fully cooperating in the investigation.
U.S. Securities and Exchange Commission (“SEC”) Informal Investigation
On September 25, 2007, Biomet received a letter from the SEC informing the Company that it is conducting an informal investigation regarding possible violations of the Foreign Corrupt Practices Act in the sale of medical devices in certain foreign countries by companies in the medical devices industry. The Foreign Corrupt Practices Act prohibits U.S. companies and their officers, directors, employees, or shareholders acting on their behalf and agents from offering, promising, authorizing or making payments to foreign officials for the purpose of obtaining or retaining business abroad or otherwise obtaining favorable treatment and this law requires companies to maintain records which fairly and accurately reflect transactions and to maintain internal accounting controls. In many countries, hospitals and clinics are government-owned and healthcare professionals employed by such hospitals and clinics, with whom the Company regularly interacts, may meet the definition of a foreign official for purposes of the Foreign Corrupt Practices Act. On November 9, 2007, the Company received a letter from the Department of Justice requesting any information provided to the SEC be provided to the Department of Justice on a voluntary basis.
On March 26, 2012, Biomet entered into a Deferred Prosecution Agreement (“DPA”) with the U.S. Department of Justice (“DOJ”) and a Consent to Final Judgment (“Consent Agreement”) with the SEC related to these investigations by the DOJ and the SEC. Pursuant to the DPA, the DOJ has agreed not to prosecute the Company in connection with this matter, provided that the Company satisfies its obligations under the agreement over the next three years. In addition, pursuant to the terms of the DPA, an independent external compliance monitor has been appointed to review the Company’s compliance with the DPA, particularly in relation to the Company’s international sales practices, for at least the first 18 months of the three year term of the DPA. The Company also agreed to pay a monetary penalty of $17.3 million to resolve the charges brought by the DOJ, which was paid in the fourth quarter of fiscal year 2012. The terms of the DPA and the associated monetary penalty reflect the Company’s full cooperation throughout the investigation.
The Company contemporaneously reached a Consent Agreement with the SEC to settle civil claims related to this matter. As part of the Consent Agreement, Biomet agreed to the SEC’s entry of a Final Judgment requiring Biomet to disgorge profits and pay prejudgment interest in the aggregate amount of $5.6 million, which was paid in the fourth quarter of fiscal year 2012.
Product Liability
The Company has received claims for personal injury associated with its metal-on-metal hip products. The pre-trial management of certain of these claims has been consolidated in a federal court in South Bend, Indiana. Certain other claims are pending in various state courts. The Company believes the number of claims continues to increase incrementally due to the negative publicity regarding metal-on-metal hip products generally. The Company believes it has data that supports the efficacy and safety of its metal-on-metal hip products, and the Company intends to vigorously defend itself in these matters. The Company currently accounts for these claims in accordance with its standard product liability accrual methodology on a case by case basis. Given the substantial or indeterminate amounts sought in these matters, and the inherent unpredictability of such matters, an adverse outcome in these matters in excess of the amounts included in the Company's accrual for contingencies could have a material adverse effect on our financial condition, results of operations and cash flow.
Future revisions in the Company’s estimates of these provisions could materially impact its results of operations and financial position. The Company uses the best information available to determine the level of accrued product liabilities, and the Company believes its accruals are adequate. The Company has maintained product liability insurance coverage for a number of years on a claims-made basis. All such insurers have been placed on notice of these claims. To date, the insurance companies have neither accepted nor denied coverage, and an issue may arise as to which policy or policies are to respond. The amounts incurred to date in connection with these claims have not exceeded the Company’s self-insured retention(s).

Other Matters
In January 2009, Heraeus Kulzer GmbH initiated legal proceedings in Germany against Biomet and its subsidiary, Biomet Europe BV, alleging that the Company and Biomet Europe BV misappropriated Heraeus Kulzer trade secrets when developing its current lines of European bone cements, which were first marketed in 2005. The lawsuit seeks damages in excess of €30 million and injunctive relief to preclude the Company from producing its current line of European bone cements. On December 20, 2012, the trial court ruled that Biomet did not misappropriate trade secrets and consequently dismissed Biomet, Biomet Europe BV, Biomet Deutschland GmbH and other defendants from the lawsuit. Biomet Orthopaedics Switzerland GmbH (“Biomet Switzerland”) remains as the only defendant in the lawsuit and the trial court has ruled that Heraeus Kulzer will not be permitted to review certification materials of Biomet Switzerland for purposes of determining whether there is any evidence that would support a claim of trade secret misappropriation by that entity. The trial court’s decision remains subject to appeal by Heraeus Kulzer and the Company is continuing to vigorously defend this matter.
There are various other claims, lawsuits, disputes with third parties, investigations and pending actions involving various allegations against the Company incident to the operation of its business, principally product liability and intellectual property cases. Each of these matters is subject to various uncertainties, and it is possible that some of these matters may be resolved unfavorably to the Company. The Company accrues for losses that are deemed to be probable and subject to reasonable estimate.
Based on the advice of the Company’s counsel in these matters, it is unlikely that the resolution of any of these matters and any liabilities in excess of amounts provided will be material to the Company’s financial position, results of operations or cash flows.

Contingencies.
The Company is involved in various proceedings, legal actions and claims arising in the normal course of business, including proceedings related to product liability, governmental investigations, intellectual property, commercial litigation and other matters. The outcomes of these matters will generally not be known for an extended period of time. In certain of the legal proceedings, the claimants seek damages, as well as other compensatory relief, which could result in the payment of significant claims and settlements. For legal matters for which management has sufficient information to reasonably estimate the Company’s future obligations, a liability representing management’s best estimate of the probable cost, or the minimum of the range of probable losses when a best estimate within the range is not known, for the resolution of these legal matters is recorded. The estimates are based on consultation with legal counsel, previous settlement experience and settlement strategies. The Company’s accrual for contingencies at May 31, 2012 and May 31, 2011 of $25.5 million and $30.6 million, respectively, primarily relate to product liability claims, the Massachusetts U.S. Department of Justice EBI products investigation and the Foreign Corrupt Practices Act (“FCPA”) investigation discussed below for which the Company is subject to self-insured limits and has estimated a probable settlement amount, and in the case of the FCPA investigation has settled as described below.
Note 16—Contingencies, Continued.
Based on the advice of the Company’s counsel in these matters, it is unlikely that the resolution of any of these matters and any liabilities in excess of amounts provided will be material to the Company’s financial position, results of operations or cash flows.
Other than the Massachusetts U.S. Department of Justice EBI products investigation, for which the estimated loss is included in the accrual referenced above, given the relatively early stages of the other governmental investigations described below and the preliminary nature of the trade secret litigation discussed below, and the complexities involved in these matters, the Company is unable to estimate a possible loss or range of possible loss for such matters until the Company knows, among other factors, (i) what claims, if any will survive dispositive motion practice, (ii) the extent of the claims, including the size of any potential class, particularly when damages are not specified or are indeterminate, (iii) how the discovery process will affect the litigation, (iv) the settlement posture of the other parties to the litigation and (v) any other factors that may have a material effect on the litigation.
U.S. Department of Justice Consulting Agreement Investigation
On September 27, 2007, Biomet entered into a Deferred Prosecution Agreement with the U.S. Attorney’s Office for the District of New Jersey. The agreement concluded the government’s investigation into whether consulting agreements between the largest orthopedic manufacturers and orthopedic surgeons who use joint reconstruction and replacement products may have violated the federal Anti-Kickback Statute.
Through the agreement, the U.S. Attorney’s Office agreed not to prosecute Biomet in connection with this matter, provided that Biomet satisfied its obligations under the agreement over the 18 months following the date of the Deferred Prosecution Agreement. The agreement called for the appointment of an independent monitor to review Biomet’s compliance with the agreement, particularly in relation to its consulting agreements. On March 27, 2009, the Deferred Prosecution Agreement expired and the complaint was dismissed with prejudice.
As part of the resolution of this matter, Biomet also entered into a Corporate Integrity Agreement with the Office of the Inspector General of the U.S. Department of Health and Human Services. The agreement requires the Company for five years subsequent to September 27, 2007 to continue to adhere to its Code of Business Conduct and Ethics and certain other provisions, including reporting requirements.
U.S. Department of Justice EBI Products Investigations and Other Matters
In February 2010, Biomet received a subpoena from the Office of the Inspector General of the U.S. Department of Health and Human Services requesting various documents relating to agreements or arrangements between physicians and the Company’s Interpore Cross subsidiary for the period from 1999 through the present and the marketing and sales activities associated with Interpore Cross’ spinal products. Biomet is cooperating with the request of the Office of the Inspector General. The Company can make no assurances as to the time or resources that will be needed to devote to this inquiry or its final outcome.
In April 2009, Biomet received an administrative subpoena from the U.S. Attorney’s Office for the District of Massachusetts requesting various documents relating primarily to the Medicare reimbursement of and certain business practices related to the Company’s EBI subsidiary’s non-invasive bone growth stimulators. It is the Company’s understanding that competitors in the non-invasive bone growth stimulation market received similar subpoenas. The Company received subsequent subpoenas in connection with the investigation in September 2009, June 2010, February 2011 and March 2012 along with several informal requests for information. Biomet has produced responsive documents and is fully cooperating in the investigation.
In April 2009, the Company became aware of a qui tam complaint alleging violations of the federal and various state False Claims Acts filed in the United States District Court for the District of Massachusetts, where it is currently pending. Biomet, Parent, and several of the Company’s competitors in the non-invasive bone growth stimulation market were named as defendants in this action. The allegations in the complaint are similar in nature to certain categories of requested documents in the above-referenced administrative subpoenas. The U.S. government has not intervened in the action. The Company is vigorously defending this matter and intends to continue to do so.
U.S. Department of Justice Civil Division Investigation
In September 2010, Biomet, received a Civil Investigative Demand (“CID”) issued by the U.S. Department of Justice—Civil Division pursuant to the False Claims Act. The CID requests that the Company provide documents and testimony related to allegations that Biomet, OtisMed Corp. and Stryker Corp. have violated the False Claims Act relating to the marketing of, and payment submissions for, OtisMed’s OtisKneeTM (a registered trademark of OtisMed) knee replacement system. The Company has produced responsive documents and is fully cooperating in the investigation.
U.S. Securities and Exchange Commission Informal Investigation
On September 25, 2007, Biomet received a letter from the SEC informing the Company that it is conducting an informal investigation regarding possible violations of the Foreign Corrupt Practices Act in the sale of medical devices in certain foreign countries by companies in the medical devices industry. The Foreign Corrupt Practices Act prohibits U.S. companies and their officers, directors, employees, or shareholders acting on their behalf and agents from offering, promising, authorizing or making payments to foreign officials for the purpose of obtaining or retaining business abroad or otherwise obtaining favorable treatment and this law requires companies to maintain records which fairly and accurately reflect transactions and to maintain internal accounting controls. In many countries, hospitals and clinics are government-owned and healthcare professionals employed by such hospitals and clinics, with whom the Company regularly interacts, may meet the definition of a foreign official for purposes of the Foreign Corrupt Practices Act. On November 9, 2007, the Company received a letter from the Department of Justice requesting any information provided to the SEC be provided to the Department of Justice on a voluntary basis.
On March 26, 2012, Biomet entered into a Deferred Prosecution Agreement (“DPA”) with the U.S. Department of Justice (“DOJ”) and a Consent to Final Judgment (“Consent Agreement”) with the SEC related to these investigations by the DOJ and the SEC. Pursuant to the DPA, the DOJ has agreed not to prosecute the Company in connection with this matter, provided that the Company satisfies its obligations under the agreement over the next three years. In addition, pursuant to the terms of the DPA, an independent external compliance monitor will be appointed to review the Company’s compliance with the DPA, particularly in relation to the Company’s international sales practices, for at least the first 18 months of the three year term of the DPA. The Company has also agreed to pay a monetary penalty of $17.3 million to resolve the charges brought by the DOJ, which was paid in the fourth fiscal quarter of 2012. The terms of the DPA and the associated monetary penalty reflect the Company’s full cooperation throughout the investigation.
The Company has contemporaneously reached a Consent Agreement with the SEC to settle civil claims related to this matter. As part of the Consent Agreement, Biomet has agreed to the SEC’s entry of a Final Judgment requiring Biomet to disgorge profits and pay prejudgment interest in the aggregate amount of $5.6 million, which was paid in the fiscal fourth quarter of 2012.
Other Matters
In January 2009, Heraeus Kulzer GmbH initiated legal proceedings in Germany against Biomet and its subsidiary, Biomet Europe BV, alleging that the Company and Biomet Europe BV misappropriated Heraeus Kulzer trade secrets when developing its new lines of European bone cements, which were first marketed in 2005. The lawsuit seeks damages in excess of €30 million and injunctive relief to preclude the Company from producing its current line of European bone cements. The Company is vigorously defending this matter and intends to continue to do so.
There are various other claims, lawsuits, disputes with third parties, investigations and pending actions involving various allegations against the Company incident to the operation of its business, principally product liability and intellectual property cases. Each of these matters is subject to various uncertainties, and it is possible that some of these matters may be resolved unfavorably to the Company. The Company accrues for losses that are deemed to be probable and subject to reasonable estimate.